Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.8%
MDC Partners Inc., 7.50%, 05/01/24 (Call 08/20/21)(a)(b)	$305	$310,490

Aerospace & Defense — 2.6%
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)(c)	515	566,644
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/30/21)(a)(c)	210	212,222
8.88%, 06/01/24 (Call 02/01/23)(a)	233	259,212
		1,038,078
Airlines — 1.5%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	455	461,579
United Airlines Holdings Inc., 5.00%, 02/01/24(c)	120	124,411
		585,990
Apparel — 1.4%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	355	375,934
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	180	191,621
		567,555
Auto Manufacturers — 3.5%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	185	193,982
3.81%, 01/09/24 (Call 11/09/23)	180	187,736
4.06%, 11/01/24 (Call 10/01/24)	370	392,467
5.58%, 03/18/24 (Call 02/18/24)	545	593,870
		1,368,055
Auto Parts & Equipment — 0.3%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24 (Call 06/01/22)(a)	100	113,348

Banks — 3.2%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	200	215,706
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 08/30/21)(a)	170	174,349
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	815	883,680
		1,273,735
Chemicals — 3.4%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/30/21)(a)(c)	180	162,364
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/30/21)(a)(c)	155	155,093
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	130	138,106
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	225	231,491
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 08/30/21)(a)(c)	195	182,974
TPC Group Inc., 10.50%, 08/01/24 (Call 08/30/21)(a)(c)	355	349,629
WR Grace & Co-Conn, 5.63%, 10/01/24(a)	130	144,431
		1,364,088
Coal — 0.4%
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 08/30/21)(a)	135	137,457

Commercial Services — 1.2%
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	165	176,606
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	295	315,284
		491,890
Computers — 2.5%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/16/21)(a)	450	460,345
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 08/30/21)(c)	160	163,266
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	50	54,291
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	200	217,326
Security	Par (000)	Value

Computers (continued)
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis
Comm/Valassis Direct, 12.50%, 05/01/24 (Call 08/30/21)(a)	$75	$83,938
		979,166
Distribution & Wholesale — 0.6%
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)(c)	254	247,061

Diversified Financial Services — 6.5%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 08/30/21)(a)	85	81,102
Enova International Inc., 8.50%, 09/01/24 (Call 08/30/21)(a)	100	102,012
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/21), (7.25% PIK)(a)(d)	738	741,690
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	220	228,085
Navient Corp.
5.88%, 10/25/24	200	218,576
6.13%, 03/25/24	335	363,361
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	555	597,319
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	235	255,344
		2,587,489
Electric — 0.8%
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	275	290,579
4.25%, 09/15/24 (Call 07/15/24)(a)	5	5,281
		295,860
Electronics — 0.9%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 08/02/21)	155	178,748
Sensata Technologies BV, 5.63%, 11/01/24(a)	160	178,315
		357,063
Engineering & Construction — 0.5%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(c)	200	209,036

Entertainment — 2.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 08/30/21)	180	181,517
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 08/30/21)(a)	50	50,030
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/30/21)(a)(c)	155	161,397
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 08/30/21)(a)	230	233,830
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 08/16/21)(a)	125	130,518
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 08/30/21)(a)(c)	395	398,120
		1,155,412
Environmental Control — 0.6%
Stericycle Inc., 5.38%, 07/15/24 (Call 08/16/21)(a)	230	236,336

Food — 0.9%
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	330	339,095

Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%,05/20/24 (Call 03/20/24)	265	289,674

Health Care - Services — 2.8%
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	135	149,889
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/30/21)	595	603,152
4.63%, 09/01/24 (Call 09/01/21)(a)	350	358,204
		1,111,245

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 2.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	$560	$584,018
6.75%, 02/01/24 (Call 08/30/21)	125	127,595
Stena AB, 7.00%, 02/01/24(a)	160	167,376
Stena International SA, 5.75%, 03/01/24(a)	150	154,514
		1,033,503
Home Builders — 1.3%
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	60	65,329
5.88%, 11/15/24 (Call 05/15/24)(c)	35	39,704
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	50	54,710
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	140	151,259
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	180	199,467
		510,469
Insurance — 0.9%
Genworth Holdings Inc., 4.80%, 02/15/24	155	154,037
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	180	192,262
		346,299
Internet — 0.7%
Netflix Inc., 5.75%, 03/01/24	255	284,315

Iron & Steel — 0.7%
ArcelorMittal SA, 3.60%, 07/16/24	115	123,012
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(c)	130	138,341
		261,353
Leisure Time — 1.3%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(c)	225	214,108
12.25%, 05/15/24 (Call 02/15/24)(a)	265	314,526
		528,634
Lodging — 3.7%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 08/30/21)(a)	135	138,286
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 08/30/21)(a)	220	226,879
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	120	125,284
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 08/10/21)(a)	400	407,996
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	120	128,530
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	245	258,654
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 08/10/21)(a)	175	176,181
		1,461,810
Machinery — 0.7%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/30/21)(a)	160	164,639
Welbilt Inc., 9.50%, 02/15/24 (Call 08/30/21)(c)	125	129,661
		294,300
Manufacturing — 2.0%
Bombardier Inc., 7.50%, 12/01/24 (Call 08/30/21)(a)	395	411,179
FXI Holdings Inc., 7.88%, 11/01/24 (Call 08/30/21)(a)	200	205,306
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	160	170,003
		786,488
Media — 6.0%
AMC Networks Inc., 5.00%, 04/01/24 (Call 08/30/21)	173	175,491
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/30/21)(a)(c)	245	250,978
CSC Holdings LLC, 5.25%, 06/01/24	295	318,479
Security	Par (000)	Value

Media (continued)
DISH DBS Corp., 5.88%, 11/15/24	$785	$846,254
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 08/30/21)(a)	480	492,634
TEGNA Inc., 5.50%, 09/15/24 (Call 08/30/21)(a)(c)	11	11,157
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	240	265,147
		2,360,140
Mining — 1.9%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)(c)	100	103,631
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	295	318,813
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	290	315,282
		737,726
Office & Business Equipment — 1.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	230	253,736
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	105	110,337
Xerox Corp., 3.80%, 05/15/24(c)	115	120,120
		484,193
Oil & Gas — 8.0%
Baytex Energy Corp., 5.63%, 06/01/24 (Call 08/30/21)(a)	160	160,000
Callon Petroleum Co., 6.13%, 10/01/24 (Call 08/30/21)	181	169,553
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	395	414,051
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)(a)	70	77,896
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/30/21)(a)	175	160,494
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/30/21)(c)	215	218,909
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	855	861,190
6.95%, 07/01/24	190	211,875
Ovintiv Exploration Inc., 5.63%, 07/01/24	395	436,973
PDC Energy Inc., 6.13%, 09/15/24 (Call 08/30/21)	160	162,798
SM Energy Co., 5.00%, 01/15/24 (Call 08/30/21)	90	89,298
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/30/21)(a)	198	187,256
		3,150,293
Oil & Gas Services — 3.8%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	200	198,668
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/30/21)(a)	124	124,572
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 08/30/21)(a)(c)	135	133,398
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/30/21)(a)	180	187,153
11.00%, 12/01/24 (Call 12/01/21)(a)	820	848,577
		1,492,368
Packaging & Containers — 2.6%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	120	128,140
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 08/30/21)(a)	585	589,996
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	170	184,664
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/30/21)(a)	130	136,944
		1,039,744
Pharmaceuticals — 0.3%
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 08/30/21)(a)	120	119,204

Pipelines — 2.6%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	120	126,699
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	205	214,971
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	200	205,090

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 08/30/21)	$135	$133,793
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	160	161,339
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 08/30/21)(a)	198	200,936
		1,042,828
Real Estate Investment Trusts — 5.0%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)(c)	100	103,720
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	305	323,206
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	435	471,557
SBA Communications Corp., 4.88%, 09/01/24 (Call 08/30/21)	360	364,788
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	325	327,626
4.65%, 03/15/24 (Call 09/15/23)	140	142,409
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 08/30/21)(a)	240	246,931
		1,980,237
Retail — 3.3%
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	120	123,775
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	140	148,578
Golden Nugget Inc., 6.75%, 10/15/24 (Call 08/30/21)(a)	495	496,415
Macy’s Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(c)	140	143,545
QVC Inc., 4.85%, 04/01/24	240	260,107
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)	120	131,471
		1,303,891
Software — 1.9%
Blackboard Inc., 10.38%, 11/15/24 (Call 08/30/21)(a)(c)	90	95,021
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 09/01/21)(a)	90	91,623
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	200	220,394
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	15	15,537
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 08/10/21)(a)	325	331,568
		754,143
Telecommunications — 7.5%
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)(c)	200	204,428
CommScope Inc., 5.50%, 03/01/24 (Call 08/30/21)(a)	475	488,832
Lumen Technologies Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	395	444,094
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Corp., 7.13%, 06/15/24	$1,080	$1,241,968
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	560	607,466
		2,986,788
Transportation — 0.9%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/16/21)(a)	330	342,292

Trucking & Leasing — 0.2%
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 08/30/21)	75	75,218

Total Corporate Bonds & Notes — 97.1%
(Cost: $37,594,659)		38,434,359

Short-Term Investments
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	3,127	3,128,719
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,090	1,090,000
		4,218,719
Total Short-Term Investments — 10.7%
(Cost: $4,218,155)		4,218,719

Total Investments in Securities — 107.8%
(Cost: $41,812,814)		42,653,078

Other Assets, Less Liabilities — (7.8)%		(3,077,531)
Net Assets — 100.0%		$39,575,547

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	All or a portion of this security is on loan.

(d)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$939,588	$2,189,510	(a)	$—	$(337)	$(42)	$3,128,719	3,127	$9,176	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	340,000	750,000	(a)	—	—	—	1,090,000	1,090	89		—
					$(337)	$(42)	$4,218,719		$9,265		$—

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2021

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$38,434,359	$—	$38,434,359
Money Market Funds	4,218,719	—	—	4,218,719
	$4,218,719	$38,434,359	$—	$42,653,078

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

4